Finance Receivables - Credit Quality and Impaired Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 114,830	$ 119,403
Consumer Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold Period for Impaired Finance Receivables	120 days
Financing Receivables	$ 73,975	76,239
Impaired Financing Receivable, Recorded Investment	$ 322	$ 370
Impaired Financing Receivable Recorded Investment, Percentage of Receivable	0.40%	0.50%
Consumer Segment [Member] | Pass [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance Receivables Credit Quality Ratings Term Range	60 days
Consumer Segment [Member] | Special Mention [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance Receivables Credit Quality Ratings Term Range	61 days
Consumer Segment [Member] | Special Mention [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance Receivables Credit Quality Ratings Term Range	120 days
Consumer Segment [Member] | Substandard [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance Receivables Credit Quality Ratings Term Range	120 days
Non-Consumer Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 40,855	$ 43,164
Impaired Financing Receivable, Recorded Investment	$ 189	$ 129
Impaired Financing Receivable Recorded Investment, Percentage of Receivable	0.50%	0.30%
Non-Consumer Segment [Member] | Wholesale and Dealer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 38,910	$ 40,996
Non-Consumer Segment [Member] | Wholesale and Dealer Loans [Member] | Group I
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	31,206	33,656
Non-Consumer Segment [Member] | Wholesale and Dealer Loans [Member] | Group II
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	5,407	5,635
Non-Consumer Segment [Member] | Wholesale and Dealer Loans [Member] | Group III
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	2,108	1,576
Non-Consumer Segment [Member] | Wholesale and Dealer Loans [Member] | Group IV
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 189	$ 129